Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2014	2015	Liability derivatives	2014	2015
Interest rate contracts	Prepaid expenses and other current assets	2	11	Current liabilities other	1,221	954
Interest rate contracts	Assets other	1,012	207	Liabilities other	13,941	23,899
Foreign exchange contracts	Prepaid expenses and other current assets	6	40	Current liabilities other	24	—

		1,020	258		15,186	24,853

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2014	2015	Liability derivatives	2014	2015
Interest rate contracts		—	—	Current liabilities other	18	—
Interest rate contracts	Assets other	—	222	Liabilities other	1,429	1,178
Foreign exchange contracts	Prepaid expenses and other current assets	10,855	29,899	Current liabilities other	13,892	21,526
Foreign exchange contracts	Assets other	12	28	Liabilities other	24	155
Equity contracts		—	—	Current liabilities other	—	612

		10,867	30,149		15,363	23,471

Total derivatives		11,887	30,407		30,549	48,324

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2013, 2014 and 2015.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2013	2014	2015
Interest rate contracts	Financial services revenue	(11,275)	131	(8,271)
Foreign exchange contracts	Foreign exchange gain or (loss), net	1	(1)	(9)

Total		(11,274)	130	(8,280)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2013	2014	2015
Interest rate contracts	Financial services revenue	(2,779)	(167)	(3,579)
Interest rate contracts	Foreign exchange gain or (loss), net	—	—	883
Foreign exchange contracts	Financial services revenue	7,202	1,198	(1,942)
Foreign exchange contracts	Foreign exchange gain or (loss), net	5,596	2,703	13,375
Equity contracts	Financial services revenue	—	—	(2,725)
Credit contracts	Financial services revenue	(3)	—	—

Total		10,016	3,734	6,012

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2014		March 31, 2015
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,415,132	(3,737)	1,335,811	11,654
Currency option contracts purchased	14,988	137	9,920	202
Currency option contracts written	1,683	(6)	568	(3)
Currency swap agreements	515,300	221	754,056	(3,872)
Other currency contracts	67,043	319	83,980	305
Interest rate contracts:
Interest rate swap agreements	413,572	(15,596)	402,049	(25,591)
Equity contracts:
Equity future contracts	—	—	21,903	(612)

Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities

Presented below are the effects of offsetting derivative assets and derivative liabilities as of March 31, 2014 and 2015.

	Yen in millions
	As of March 31, 2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	9,386	5,619	—	3,767
Derivative assets not subject to master netting agreements	2,501			2,501

Total derivative assets	11,887	5,619	—	6,268

Derivative liabilities subject to master netting agreements	28,017	22,058	—	5,959
Derivative liabilities not subject to master netting agreements	2,532			2,532

Total derivative liabilities	30,549	22,058	—	8,491

	Yen in millions
	As of March 31, 2015
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	26,032	10,387	—	15,645
Derivative assets not subject to master netting agreements	4,375			4,375

Total derivative assets	30,407	10,387	—	20,020

Derivative liabilities subject to master netting agreements	43,791	37,820	612	5,359
Derivative liabilities not subject to master netting agreements	4,533			4,533

Total derivative liabilities	48,324	37,820	612	9,892